Mortgage Servicing Rights, at Fair Value - Summary of Estimated Change In Fair Value of MSRs from Adverse Changes In The Significant Assumptions (Details) - MSR $ in Thousands	Dec. 31, 2022 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact on fair value of 10% adverse change, Weighted-Average Prepayment Speed	$ (2,677)
Impact on fair value of 10% adverse change, Discount Rate	(4,258)
Impact on fair value of 20% adverse change, Weighted-Average Prepayment Speed	(5,178)
Impact on fair value of 20% adverse change, Discount Rate	$ (8,155)